Note 2 - Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - AUD ($)	Dec. 31, 2023		Dec. 31, 2022
Current assets:	$ 10,240,429		$ 25,977,703
Restricted cash – current assets	35,000		527,148
Restricted cash	320,000	[1]	320,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 10,595,429		$ 26,824,851

[1]	Collateral for facilities represents letter of credit for A$35,000 issued in favour of American Express Australia Ltd (current), bank guarantee of A$250,000 for commercial lease of UBS’ premises (non-current) and security deposit on Company’s credit cards of A$70,000 (non-current).